Earnings (loss) per Share (Tables)	12 Months Ended
Dec. 31, 2023
Earnings (loss) per Share
Schedule of computation of basic and diluted earnings (loss) per share

	2023	2022
Numerator:
Basic and Diluted Net loss attributable to common stockholders	$(22,268)	$(13,290)
Denominator:
Weighted average number of shares:
Basic - Common Stock	6,257,476	5,292,384
Add: Dilutive effects, as shown separately below
Unvested Stock Options	—	—
Diluted - Common Stock	6,257,476	5,292,384
Basic Net loss per share attributable to common stockholders	$(3.56)	$(2.51)
Diluted Net loss per share attributable to common stockholders	$(3.56)	$(2.51)